Note 2 - Basis of Presentation	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
Note 2:	Basis of presentation

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”), effective for the year ended December 31, 2025. IFRS Accounting Standards as issued by the IASB comprises IFRSs, International Accounting Standards (“IASs”), and interpretations issued by the IFRS Interpretations Committee (“IFRICs”), and the former Standing Interpretations Committee (“SICs”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 31, 2026.